UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 01, 2023 to March 31, 2023

Commission File Number of issuing entity:	333-249906-02

Commission Index Key Number of issuing entity:	0001916379

Volkswagen Auto Lease Trust 2022-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:	333-249906

Commission Index Key Number of the depositor:	0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733 VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)

88-6177185
(I.R.S. Employer Identification No.)
2200 Woodland Pointe Avenue, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Lease Trust 2022-A is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Lease Trust 2022-A, on April 20, 2023 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Lease Trust 2022-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 01, 2023 to March 31, 2023. Please refer to the Form ABS-15G dated February 10, 2023 filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on March 01, 2023 and ending on March 31, 2023.

Exhibit 102

Asset Data File for the reporting period March 01, 2023 to March 31, 2023 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Lease Trust 2022-A with the SEC on April 20, 2023 is incorporated by reference herein).

Exhibit 103

Asset Data File for the reporting period March 01, 2023 to March 31, 2023 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Lease Trust 2022-A with the SEC on April 20, 2023 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

April 20, 2023	Volkswagen Auto LEASE TRUST 2022-A

By VW Credit, Inc., as Servicer

	By:	/s/ Jodi Jay
Name: Jodi Jay
Title:Sr. Director Financial Reporting